Long-Term Debt (Schedule Of Long-Term-Debt) (Detail) (USD $) In Millions, unless otherwise specified								3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended				3 Months Ended		12 Months Ended						12 Months Ended		3 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 North America [Member] Asset Based Revolving Credit Facility [Member]	Dec. 31, 2012 North America [Member] Asset Based Revolving Credit Facility [Member]	Mar. 28, 2014 North America [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2013 North America [Member] 5.75% Senior Notes due 2022 [Member]	Dec. 31, 2012 North America [Member] 5.75% Senior Notes due 2022 [Member]	Sep. 25, 2012 North America [Member] 5.75% Senior Notes due 2022 [Member]	Mar. 28, 2014 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2013 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2012 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 15, 2009 North America [Member] Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2013 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2012 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Mar. 28, 2014 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Nov. 30, 2006 North America [Member] 0.875% Convertible Notes Due 2013 [Member]	Mar. 28, 2014 North America [Member] Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2013 North America [Member] Senior Floating Rate Notes Due 2015 [Member]		Dec. 31, 2012 North America [Member] Senior Floating Rate Notes Due 2015 [Member]	Mar. 28, 2014 North America [Member] Other Debt [Member]	Dec. 31, 2013 North America [Member] Other Debt [Member]	Dec. 31, 2012 North America [Member] Other Debt [Member]	Dec. 31, 2013 Europe And Mediterranean [Member] Credit Facilities [Member]	Dec. 31, 2012 Europe And Mediterranean [Member] Credit Facilities [Member]	Mar. 28, 2014 Europe And Mediterranean [Member] Other Credit Facilities [Member]	Dec. 31, 2013 Europe And Mediterranean [Member] Other Credit Facilities [Member]	Mar. 28, 2014 Europe And Mediterranean [Member] Other Debt [Member]	Dec. 31, 2013 Europe And Mediterranean [Member] Other Debt [Member]	Dec. 31, 2012 Europe And Mediterranean [Member] Other Debt [Member]	Dec. 31, 2013 Europe And Mediterranean [Member] Spanish Term Loan [Member]	Dec. 31, 2012 Europe And Mediterranean [Member] Spanish Term Loan [Member]	Dec. 31, 2013 Europe And Mediterranean [Member] Uncommitted Accounts Receivable Facilities [Member]	Dec. 31, 2012 Europe And Mediterranean [Member] Uncommitted Accounts Receivable Facilities [Member]	Mar. 28, 2014 Rest Of World [Member] Credit Facilities [Member]	Dec. 31, 2013 Rest Of World [Member] Credit Facilities [Member]	Dec. 31, 2012 Rest Of World [Member] Credit Facilities [Member]
Debt Instrument [Line Items]
Face value								$ 600.0	$ 600.0	$ 600.0		$ 429.5	$ 429.5	$ 429.5	$ 162.9	$ 0	$ 355.0		$ 230.9	$ 125.0	[1]	$ 125.0	[1]	$ 125.0		$ 9.0	$ 9.0
Debt discount												(261.1)	(261.5)	(263.0)	(266.6)	0	(20.4)	0	(124.1)
Interest rate				1.90%	2.00%	2.00%	1.50%	5.75%	5.75%	5.75%	5.75%					0.875%	0.875%		0.875%	2.60%	[1]	2.60%	[1]	2.70%
Maturity date								October 2022	October 2022	October 2022		November 2029	November 2029	November 2029		November 2013	November 2013			April 2015	[1]	April 2015	[1]	April 2015				Various	Various	Various	Various								Various	Various	Various
Total debt	1,468.0	1,386.9	1,450.1	264.3	225.0	225.0	0					168.4	168.0	166.5		0	334.6								9.0	9.0		17.0	14.7	8.9	17.0	10.3	10.3	11.7	0	14.6	0	4.0	282.1	232.6	170.0
Less current maturities	285.6	250.3	511.2
Long-term debt	$ 1,182.4	$ 1,136.6	$ 938.9

[1]	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)